Other Reserves - Summary of Other Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 11,298
Scrip dividends	4,751	$ 5,282	$ 2,602
Share-based compensation expense	802	693	750
Ending balance	16,932	11,298
Merger Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	37,311	3,398	3,405
Scrip dividends	(13)	(17)	(7)
Ending balance	37,298	37,311	3,398
Share Premium Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	154	154	154
Ending balance	154	154	154
Capital Redemption Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	84	84	83
Ending balance	84	84	84
Repurchases of shares			1
Share Plan Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,644	1,658	1,723
Ending balance	1,440	1,644	1,658
Other Reserves [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	11,298	(17,186)	(14,365)
Scrip dividends	(13)	(17)	(7)
Ending balance	16,932	11,298	(17,186)
Repurchases of shares			1
Parent [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	235,573
Scrip dividends	4,751	5,282
Ending balance	235,366	235,573
Parent [Member] | Merger Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	234,244	200,331
Scrip dividends	(13)	(17)
Ending balance	234,231	234,244	200,331
Repurchases of shares		33,930
Parent [Member] | Share Premium Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	154	154
Ending balance	154	154	154
Parent [Member] | Capital Redemption Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	84	84
Ending balance	84	84	84
Parent [Member] | Share Plan Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,091	1,105
Share-based compensation expense	(194)	(14)
Ending balance	897	1,091	1,105
Parent [Member] | Other Reserves [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	235,573	201,674
Scrip dividends	(13)	(17)
Share-based compensation expense	(194)	(14)
Ending balance	$ 235,366	235,573	$ 201,674
Repurchases of shares		$ 33,930